Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018		Apr. 20, 2018
Subclassifications of assets, liabilities and equities [abstract]
Advances received on contracts in progress, between 1 and 5 years	$ 399	$ 402
Derivatives	3,546	1,049
Total non-current other payables	3,945	1,451	[1]
Trade payables	30,586	16,266
Accrued expenses	37,085	42,524
Accrued payroll	2,314	5,595
Dividends payable	129	146
Accrued interest	10,588	10,833
Deferred income	14,886	7,754
Other payables	7,611	4,107
Total current trade and other payables	103,199	$ 87,225	[1]
Interest rate swaps | Long term charter parties
Investment [Line Items]
Notional amount	$ 173,600			$ 86,800

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.